Cash and bank balances - Summary of Cash and Bank Balances (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash on hand	€ 710	€ 391
Bank balances	27,420	91,506
Total cash and bank balances	€ 28,130	€ 91,897